SHARE CAPITAL - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	58,299	74,615
Stock options granted (in shares) | shares	16,052	11,002
Stock options surrendered for cash settlement (in shares) | shares	(626)	(817)
Stock options exercised for common shares (in shares) | shares	(14,256)	(16,284)
Stock options forfeited (in shares) | shares	(3,433)	(10,217)
Stock options outstanding - end of year (in shares) | shares	56,036	58,299
Stock options exercisable (in shares) | shares	18,282	20,747
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $	$ 34.22	$ 34.88
Weighted average exercise price, options granted (in CAD per share) | $	42.07	34.97
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $	33.18	34.47
Weighted average exercise price, options exercised (in CAD per share) | $	32.66	34.31
Weighted average exercise price, options forfeited (in CAD per share) | $	37.53	39.66
Weighted average exercise price, options outstanding - end of year (in CAD per share) | $	36.67	34.22
Weighted average exercise price, options exercisable (in CAD per share) | $	$ 34.25	$ 33.75